BUSINESS COMBINATION	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
BUSINESS COMBINATION

4. BUSINESS COMBINATION

On May 8, 2020, the Company entered into a Share Exchange Agreement (“SPA”) with Mr. How Kok Choong, CEO and director of the Company to acquire 9,590,596 ordinary shares, no par value, equivalent to approximately 99.99% of the equity interest in ASL, an entity incorporated in Malaysia. Pursuant to the SPA, as amended on July 1, 2020, Mr. How will receive an aggregate consideration of $1,804,046, which was determined based on the net asset carrying value of ASL as at March 31, 2020. The aggregate consideration shall be satisfied by (i) the offset of the Consideration whereby the Company has a loan receivable of $656,495 as of March 31, 2020 due from Mr. How; and (ii) allotment and issuance of common stock of the Company. The Company shall allot and issue 176,547 shares of the Company’s common stock, par value $0.0001, representing approximately 0.0469% of the total issued and outstanding shares in the Company after the issuance of the Shares, which is valued at $1,147,551 based on the closing price of $6.50 of the Company as quoted on the OTC Market on March 31, 2020. In 2020, the Company has issued all 176,547 shares of the Company’s common stock.

The Company’s acquisition of ASL was accounted for as a business combination in accordance with ASC 805. The Company has allocated the purchase price of ASL based upon the carrying value of the identifiable assets acquired and liabilities assumed on April 1, 2020 as ASL was under the common control of Mr. How.

The following table summarizes the carry value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of ASL.

Carry Value
ASSETS
Current assets
Cash	$1,206,493
Other receivables	33,210
Other receivables - related parties	219,121
Inventories	616,880
Prepaid taxes	1,206,821
Prepayments and other assets	318,267
Total current assets	3,600,792

Other assets
Property and equipment, net	325,648
Intangible assets, net	6,686
Deferred taxes asset, net	172,250
Total other assets	504,584

Total assets	$4,105,376

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accounts payable - related party	$491,628
Customer deposits	1,600,606
Other payables and accrued liabilities	209,096
Total current liabilities	2,301,330

Total liabilities	$2,301,330

Total net assets acquired	$1,804,046

AGAPE ATP CORPORATION

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

(Currency expressed in United States Dollars (“US$”), except for number of shares)

4. BUSINESS COMBINATION (Continued)

The following unaudited pro forma combined results of operations presents the Company’s financial results as if the acquisition of ASL had been completed on January 1, 2020. The unaudited pro forma results do not reflect operating efficiencies or potential cost savings which may result from the consolidation of operations. Accordingly, the unaudited pro forma financial information is not necessarily indicative of the results of operations that the Company would have recognized had it completed the transaction on January 1, 2020. Future results may vary significantly from the results in this pro forma information because of future events and transactions, as well as other factors.

For the Six Months Ended
June 30, 2020
Revenue	$2,765,114
Cost of revenue	(571,407)
Gross profit	2,193,707
Total operating expenses	(2,055,016)
Income from operations	138,691
Other income, net	110,912
Income before income taxes	249,603
Provision for income taxes	(184,900)
Net income	$64,703
Net income per common share - basic and diluted	$0.00
Weighted average number of common shares outstanding - basic and diluted	376,452,047

4. BUSINESS COMBINATION

On May 8, 2020, the Company entered into a Share Exchange Agreement (“SPA”) with Mr. How Kok Choong, CEO and director of the Company to acquire 9,590,596 ordinary shares, no par value, equivalent to approximately 99.99% of the equity interest in ASL, an entity incorporated in Malaysia. Pursuant to the SPA, as amended on July 1, 2020, Mr. How will receive an aggregate consideration of $1,804,046, which was determined based on the net asset carrying value of ASL as at March 31, 2020. The aggregate consideration shall be satisfied by (i) the offset of the Consideration whereby the Company has a loan receivable of $656,495 as of March 31, 2020 due from Mr. How; and (ii) allotment and issuance of common stock of the Company. The Company shall allot and issue 176,547 shares of the Company’s common stock, par value $0.0001, representing approximately 0.0469% of the total issued and outstanding shares in the Company after the issuance of the Shares, which is valued at $1,147,551 based on the closing price of $6.50 of the Company as quoted on the OTC Market on March 31, 2020. As of December 31, 2020, the Company has issued all 176,547 shares of the Company’s common stock.

The Company’s acquisition of ASL was accounted for as a business combination in accordance with ASC 805. The Company has allocated the purchase price of ASL based upon the carrying value of the identifiable assets acquired and liabilities assumed on April 1, 2020 as ASL was under the common control of Mr. How.

The following table summarizes the carry value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of ASL.

Carry Value
ASSETS
Current assets
Cash	$1,206,493
Other receivables	33,210
Other receivables - related parties	219,121
Inventories	616,880
Prepaid taxes	1,206,821
Prepayments and other assets	318,267
Total current assets	3,600,792

Other assets
Property and equipment, net	325,648
Intangible assets, net	6,686
Deferred taxes asset, net	172,250
Total other assets	504,584

Total assets	$4,105,376

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accounts payable - related party	$491,628
Customer deposits	1,600,606
Other payables and accrued liabilities	209,096
Total current liabilities	2,301,330

Total liabilities	2,301,330

Total net assets acquired	1,804,046

AGAPE ATP CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)

4. BUSINESS COMBINATION (CONT’D)

The following unaudited pro forma combined results of operations presents the Company’s financial results as if the acquisition of ASL had been completed on January 1, 2019. The unaudited pro forma results do not reflect operating efficiencies or potential cost savings which may result from the consolidation of operations. Accordingly, the unaudited pro forma financial information is not necessarily indicative of the results of operations that the Company would have recognized had we completed the transaction on January 1, 2019. Future results may vary significantly from the results in this pro forma information because of future events and transactions, as well as other factors.

	For the Year Ended	For the Year Ended	For the Six Months Ended
	December 31, 2020	December 31, 2019	December 31, 2019
Revenue	$4,693,873	$4,160,820	$2,246,458
Cost of revenue	(875,708)	(789,409)	(479,410)
Gross profit	3,818,165	3,371,411	1,767,048
Total operating expenses	(3,839,184)	(5,081,917)	(2,468,902)
Income (loss) from operations	(21,019)	(1,710,506)	(701,854)
Other income (expense), net	267,633	(384,304)	(146,649)
Income (loss) before income taxes	246,614	(2,094,810)	(848,503)
Benefit of (provision for) income taxes	(212,414)	319,189	117,009
Net income (loss)	$34,200	$(1,775,621)	$(731,494)
Net income (loss) per common share - basic and diluted	0.00	0.00	0.00
Weighted average number of common shares outstanding - basic and diluted	$376,452,047	$376,452,047	$376,452,047

5. CASH AND CASH EQUIVALENTS

As of December 31, 2020, and 2019 the Company has $3,517,600 and $2,744,457, respectively, of cash and cash equivalents, which consists of $1,112,147 and $238,937, respectively, of cash in banks and $2,391,182 and $2,505,520, respectively, of time deposits placed with banks or other financial institutions and are all highly liquid investments with an original maturity of three months or less. The effective interest rate for the time deposits ranges between 2.95% to 3.25% per annum.

AGAPE ATP CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)